CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023
Accounts receivable, net of allowance	$ 1,233	$ 0
Prepaid expenses and other current assets, net of allowance	6	0
Long-term investments, net of allowance	129	0
Other assets, net of allowance	$ 1	$ 0
Preferred stock, Par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	5,000,000	5,000,000
Preferred stock, Shares issued	0	0
Preferred stock, Shares outstanding	0	0
Common stock, Par or stated value per share	$ 0	$ 0
Common stock, Shares issued	0	10,000
Common stock, Shares outstanding	0	10,000
Common Class A [Member]
Common stock, Par or stated value per share	$ 0.0001
Common stock, Shares authorized	500,000,000
Common stock, Shares issued	15,619,004
Common stock, Shares outstanding	15,619,004
Common Class V [Member]
Common stock, Par or stated value per share	$ 0.0001	$ 0.0001
Common stock, Shares authorized	1	1
Common stock, Shares issued	1	1
Common stock, Shares outstanding	1	1